UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name: Radium Fund Advisors LLC
                                 Address: 61 PRINCETON HIGHTSTOWN RD.
                                          UNIT 2C, WEST WINDSOR,
					  NJ 08550

				 13F File Number: 028-14971


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Tommy Zovich
Title: CEO
Phone: 6098971241

Signature,                               Place,             and Date of Signing:


/s/ Tommy Zovich                         West Windsor, NJ  8/15/2012
-----------------------------------      ------------------ --------------------

Note: Radium Fund Advisors LLC temporarily liquidated their portfolio on June 26, 2012.

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 0

Form 13F Information Table Value Total: $ 0 (thousands)


List of Other Included Managers:

No.        Form 13 F File Number      Name
---        ---------------------      ----
None

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

None
